Auditor's remuneration	12 Months Ended
Dec. 31, 2018
Aegon N.V [member]
Statement [LineItems]
Auditor's remuneration	20 Auditor’s remuneration

			Of which PricewaterhouseCoopers
	Total remuneration of the group		Accountants N.V. (NL)
	2018	2017	2018	2017
Audit fees	37	42	12	13

Audit-related fees	2	3	-	1
Total	39	46	12	14